Inventories (Schedule Of Changes In Allowance For Obsolescence) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Allowance for Obsolesence, Inventories [Roll Forward]
Beginning Balance	€ (58,989)	€ (41,301)	€ (46,939)
Charged to cost of sales	(10,858)	(28,122)	(3,248)
Utilization	3,569	12,526	14,628
Foreign currency translation effect	991	(2,092)	(5,742)
Ending Balance	€ (65,287)	€ (58,989)	€ (41,301)